BUSINESS COMBINATION (Acquisition of Launcher, Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016 CNY (¥)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2016
Business Acquisition [Line Items]
Revenue, Net			$ 343,050	$ 406,691	$ 332,324
Net Income (Loss) Attributable to Parent			$ (127,593)	$ (1,303)	$ (76,738)
Launcher Technology Limited [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate			49.00%
Payments to Acquire Businesses, Gross | ¥	¥ 72,000	¥ 15,000
Business Acquisition, Percentage of Voting Interests Acquired	36.00%	15.00%
Equity Method Investment, Ownership Percentage						51.00%
Revenue, Net			$ 6,520
Net Income (Loss) Attributable to Parent			239
Launcher Technology Limited [Member] | Q Engine [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired			$ 1,070
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			5 years
Launcher Technology Limited [Member] | Partnership with Smart Phone Manufacturers [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired			$ 7,028
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years 9 months 18 days